Employee Benefit Plans - Savings Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution, U.S. Plan [Member]
Defined Contribution Plans Disclosures [Line Items]
Expense under defined contribution plan	$ 10	$ 8	$ 8
Defined Contribution, All Other Plans [Member]
Defined Contribution Plans Disclosures [Line Items]
Expense under defined contribution plan	$ 17	$ 16	$ 14